Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial Instruments
18. Financial Instruments
Fair value
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2021 and 2022:

	Fair value measurements
	Total	Significant other observable inputs (Level 2)
	RMB	RMB
As of December 31, 2021
Short-term investments	503,831	503,831

Total	503,831	503,831

As of December 31, 2022
Short-term investments	232,152	232,152

Total	232,152	232,152

The rates of interest under the loan agreements from NetEase Group were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term loans and long-term
loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.